Taxes Other Than Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	$ 53,268	$ 47,404	$ 41,449
Property [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	25,764	21,550	16,618
Capital Stock [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	2,127	3,196	3,559
Gross Receipts, Excise And Franchise [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	11,857	10,060	9,408
Payroll [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	7,452	6,967	6,441
Other [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	$ 6,068	$ 5,631	$ 5,423